PROPERTY,PLANT AND EQUIPMENT (Details Textual) (Machinery and Equipment [Member], CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011 Predecessor [Member]
Capital Leases, Balance Sheet, Assets by Major Class, Net	7.3	7.5	9.6
Capital Leased Assets, Gross	7.5	7.5	15.1
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation	0.2	0	5.5